Document and Entity Information	Jul. 24, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001772918
Document Type	8-K
Document Period End Date	Jul. 24, 2026
Entity Registrant Name	Adams Street Credit Solutions Fund
Entity Incorporation State Country Code	DE
Entity File Number	000-56831
Entity Tax Identification Number	83-4219914
Entity Address, Address Line One	One North Wacker Drive
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	553-7890
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false